NON- CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of non-controlling interest [Abstract]
Disclosure of detailed information about financial information of non-controlling interest [Text Block]

The following table includes financial information regarding each subsidiary of Grupo Aval that has significant non-controlling interests at December 31, 2018 and 2017:

December 31, 2018
			Non-controlling		Non-controlling		Dividends paid to non-
		Non-controlling	Interest share of		interest share of		controlling interest in
Entity	Country	Interest	equity		net income		the year
Corporación Financiera Colombiana S.A. (1)	Colombia	61.75%	Ps.	5,071,562	Ps.	1,222,634	Ps.	(308,254)
Banco Bogotá S.A.	Colombia	31.26%		5,851,536		858,253		(332,297)
Banco de Occidente S.A.	Colombia	27.73%		305,790		110,321		(75,838)
Banco Comercial AV Villas S.A.	Colombia	20.13%		324,151		43,896		(15,425)
Banco Popular S.A.	Colombia	6.26%		211,600		36,753		(14,118)
		Total	Ps.	11,764,639	Ps.	2,271,857	Ps.	(745,932)
(1)	See note 1 Corporación Financiera Colombiana S.A. (dilution effect).

	Equity attributable to	Equity non controlling
Effect of dilution over Corficolombiana	owners of the parent	interest
Change %	Decrease - 6.54%		Increase – 6.54%

Effect equity
Additional paid - in capital	181,579		(181,579)

Value issuance of shares (see note 1)		Ps.	988,072

December 31, 2017
			Non-controlling		Non-controlling		Dividends paid to non-
		Non-controlling	Interest share of		interest share of		controlling interest in
Entity	Country	Interest	equity		net income		the year

Corporación Financiera Colombiana S.A.	Colombia	55.21%	Ps.	3,448,932	Ps.	462,137	Ps.	(340,402)
Banco Bogotá S.A.	Colombia	31.26%		5,395,664		619,515		(322,985)
Banco de Occidente S.A.	Colombia	27.73%		256,858		65,941		(84,339)
Banco Comercial AV Villas S.A.	Colombia	20.13%		298,651		27,263		(14,353)
Banco Popular S.A.	Colombia	6.26%		184,126		25,163		(6,690)
		Total	Ps.	9,584,231	Ps.	1,200,019	Ps.	(768,769)

Disclosure of detailed information about subsidiary that has significant non controlling interests [Text Block]

The following table includes information regarding each subsidiary of Grupo Aval that has significant non- controlling interests to December 31, 2018 and 2017 (before eliminations):

December 31, 2018
												Cash Flow from
Entity		Assets		Liabilities		Total Income		Net Income		OCI		operating activities
Corporación Financiera Colombiana S.A.	Ps.	26,240,636	Ps.	18,121,948	Ps.	9,159,971	Ps.	2,068,518	Ps.	505,807	Ps.	4,597,371
Banco Bogotá S.A.		163,302,510		143,634,735		17,725,706		3,131,213		853,134		2,868,435
Banco de Occidente S.A.		38,921,610		34,415,453		4,040,260		416,294		29,097		339,411
Banco Comercial AV Villas S.A.		14,207,481		12,587,301		1,724,332		216,468		38,065		858,440
Banco Popular S.A.	Ps.	24,648,668	Ps.	21,757,734	Ps.	2,666,731	Ps.	354,961	Ps.	(7,631)	Ps.	1,106,042

December 31, 2017
												Cash Flow from
Entity		Assets		Liabilities		Total Income (1)		Net Income (1)		OCI		operating activities
Corporación Financiera Colombiana S.A.	Ps.	21,114,998	Ps.	15,872,265	Ps.	6,891,345	Ps.	563,553	Ps.	615,754	Ps.	3,428,076
Banco Bogotá S.A.		149,389,135		131,197,065		16,635,250		2,132,951		880,565		1,571,203
Banco de Occidente S.A.		37,746,874		33,342,596		4,338,753		377,687		187,037		797,598
Banco Comercial AV Villas S.A.		12,318,124		10,853,638		1,645,948		137,695		788		(1,295,251)
Banco Popular S.A.	Ps.	22,322,103	Ps.	19,651,056	Ps.	2,564,532	Ps.	205,694	Ps.	153,208	Ps.	756,955